Loss per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Summary of Basic and Diluted Loss Per Share
The calculation of basic and diluted loss per share for the six months ended 30 June 2024 and 2023 is as follows (in thousands, except for share and per share amounts):

	30 June
	2024	2023
Earnings
Loss for the period	(153,504)	(86,854)
Number of shares
Weighted average number of ordinary shares outstanding	252,218,456	225,523,805
Basic and diluted loss per share	(0.61)	(0.39)